Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 17,964,000	$ 10
Loans, held-for-investment, net	36,527,000
Preferred stock	41,517,000
Mortgage loans, held-for-investment, net	927,632,000
Accrued interest and dividends	6,838,000
CMBS structured pass through certificates, at fair value (Note 7)	39,845,000
Other assets	749,000
TOTAL ASSETS	6,165,651,000
Liabilities:
Master repurchase agreements	160,212,000
Accounts payable and other accrued liabilities	2,336,000
Accrued interest payable	1,201,000
Bonds payable held in variable interest entities, at fair value	947,151,000
Total Liabilities	5,776,631,000
Redeemable noncontrolling interests in the Operating Partnership	265,155,000
Stockholder's Equity:
Preferred stock, $0.01 par value: 100,000,000 shares authorized; 1,645,000 and 0 shares issued and outstanding, respectively	16,000
Common stock, $0.01 par value: 500,000,000 shares authorized; 5,350,000 and 10 shares issued and 5,236,489 and 10 shares outstanding, respectively	53,000
Additional paid-in capital	137,787,000	10
Accumulated deficit	(3,709,000)
Preferred stock held in treasury at cost; 355,000 shares	(8,567,000)
Common stock held in treasury at cost; 113,511 shares	(1,715,000)
Total Stockholder's Equity	123,865,000	10
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	6,165,651,000
Facility [Member]
Liabilities:
Secured financing agreements, net	786,939,000
Variable Interest Entity, Primary Beneficiary [Member]
ASSETS
Loans, held-for-investment, net	5,094,579,000
Liabilities:
Bonds payable held in variable interest entities, at fair value	$ 4,825,943,000